Acquisitions and Dispositions (Schedule of Line of Credit Facilities) (Parenthetical) (Detail) - USD ($)	1 Months Ended
	Jan. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Business Acquisition [Line Items]
Credit facility amount		$ 6,000,000,000	[1]	$ 5,500,000,000
SCANA
Business Acquisition [Line Items]
Repayment of letter of credit advances	$ 40,000,000
South Carolina [Member]
Business Acquisition [Line Items]
Credit facility amount		$ 500,000,000

[1]	This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.